CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 80,278	$ 80,233
Restricted cash	1,661	2,720
Accounts receivable, net	3,140	2,389
Accounts receivable, net - related parties	663	386
Prepaid subscriber travel	19,915	17,183
Prepaid expenses	10,922	11,101
Other current assets	302	762
Total current assets	116,881	114,774
Property & equipment, net	18,298	8,695
Goodwill	21,233	21,233
Right-of-use assets	271,702
Other noncurrent assets	2,253	1,068
Total assets	430,367	145,770
Current liabilities
Accounts payable	30,611	33,140
Accrued liabilities	5,475	6,035
Deferred revenue, current	167,733	176,813
Deferred rent, current		457
Debt		13,267
Lease liabilities, current	74,299
Total current liabilities	278,118	229,712
Deferred revenue, noncurrent	18,321	14,450
Deferred rent, noncurrent		7,468
Lease liabilities, noncurrent	208,159
Warrants	759	547
Total liabilities	505,357	252,177
Commitments and contingencies (Note 12)
Temporary equity (Note 3)
Temporary equity		83,284
Equity
Series C; 491 authorized, issued, and outstanding at December 31, 2021; none at December 31, 2022 (Note 3)		21,477
Additional paid-in capital	245,652
Accumulated deficit	(233,931)	(211,168)
Total equity excluding noncontrolling interest	11,733	(189,691)
Noncontrolling interests (Note 16)	(86,723)
Total equity	(74,990)	(189,691)
Total liabilities, temporary equity, and equity	430,367	145,770
Series A-1
Temporary equity (Note 3)
Temporary equity		12,809
Series A-2
Temporary equity (Note 3)
Temporary equity		5,489
Series B
Temporary equity (Note 3)
Temporary equity		19,860
Series B-1
Temporary equity (Note 3)
Temporary equity		15,282
Series D
Temporary equity (Note 3)
Temporary equity		20,125
Series E
Temporary equity (Note 3)
Temporary equity		$ 9,719
Class A Common Stock
Equity
Common stock	6
Class V Common Stock
Equity
Common stock	$ 6